PIA High Yield Fund
PIA High Yield Fund
PIA High Yield Fund

Investor Class (PHYSX)

The Fund is a series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated March 30, 2014

Effective at the close of business on December 31, 2014, the Investor Class shares of the PIA High Yield Fund (the “Fund”) will be re-designated as Institutional Class shares.  In addition, Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to reduce its management fee for the Fund to 0.55%, effective January 1, 2015.  The Adviser has also voluntarily agreed to waive all or a portion of its management fees and pay operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Fund in order to limit the net annual Fund operating expenses to 0.73% of the average daily net assets of the Institutional Class through at least March 28, 2016.  The Fund’s existing Investor Class shareholders will be grandfathered with respect to the Institutional Class’ minimum investment amounts and are not required to meet the Institutional Class’ minimum investment amounts.  In connection with these changes, effective at the close of business on December 31, 2014, the following modifications are made to the Fund’s Summary Prospectus, Prospectus and SAI.

The Fund's Annual Fund Operating Expenses table on page 1 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA High Yield Fund Institutional Class
Management Fees	[1]	0.55%
Distribution and Service (Rule 12b-1) Fees		none
Other Expenses (includes Shareholder Servicing Plan Fees)		0.45%
Total Annual Fund Operating Expenses		1.00%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.27%)
Net Annual Fund Operating Expenses		0.73%
[1]	Management fees have been restated to reflect current fees.
[2]	Pacific Income Advisers, Inc. (the "Adviser") has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) incurred by the Fund through at least March 28, 2016 to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 0.73% of the average daily net assets of the Institutional Class (the "Voluntary Expense Cap"). The Voluntary Expense Cap may be discontinued at any time after March 28, 2016. The Adviser may not recoup amounts subject to the Voluntary Expense Cap in future periods.

The Fund's Example on page 1 of the Summary Prospectus and the Prospectus is deleted and replaced with the following: Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Voluntary Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PIA High Yield Fund Institutional Class	75	292	526	1,200

The Performance section on pages 3-4 of the Summary Prospectus and page 4 of the Prospectus is deleted and replaced with the following: Performance
The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  Effective at the close of business on December 31, 2014, the former Investor Class shares were re-designated as Institutional Class shares.  The performance shown below reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the former Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Return as of December 31 - Institutional Class

During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Returns PIA High Yield Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	[1]	8.43%	8.74%	Dec. 31, 2010
After Taxes on Distributions Institutional Class	[1]	5.33%	6.20%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	[1]	4.87%	5.74%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)		7.44%	9.32%	Dec. 31, 2010
[1]	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).